Segment Information - Components of Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Total revenues	$ 553,098	$ 133,988	$ 44,755
Live Video Service [Member]
Revenue from External Customer [Line Items]
Total revenues	376,925	1,231	0
Value-added Services [Member]
Revenue from External Customer [Line Items]
Total revenues	67,603	58,462	29,756
Mobile Marketing [Member]
Revenue from External Customer [Line Items]
Total revenues	66,339	38,885	1,975
Mobile Games [Member]
Revenue from External Customer [Line Items]
Total revenues	35,453	31,082	11,237
Other Services [Member]
Revenue from External Customer [Line Items]
Total revenues	$ 6,778	$ 4,328	$ 1,787